CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 407,256,837	$ 351,485,602
Term deposits	20,000,000
Short-term investments	25,788,304	2,906,344
Prepayments and other current assets	28,652,840	21,957,230
Total current assets	481,697,981	376,349,176
Non-current assets
Property and equipment, net	2,121,613	1,832,952
Intangible asset, net	1,328,470
Operating lease right-of-use assets	1,950,364	857,474
Long-term investments	3,833,750	1,768,455
Other assets	15,406,078
Total non-current assets	24,640,275	4,458,881
Total assets	506,338,256	380,808,057
Current liabilities
Accounts payable	5,382,276	4,392,330
Deferred revenue	35,957,485	24,971,203
Operating lease liabilities, current	858,452	472,734
Accrued expenses and other current liabilities	22,821,168	14,896,134
Total current liabilities	65,019,381	44,732,401
Non-current liabilities
Operating lease liabilities, non-current	744,612	195,596
Amounts due to a related party	709,789
Total non-current liabilities	1,454,401	195,596
Total liabilities	66,473,782	44,927,997
Shareholders' equity of Yalla Group Limited
Additional paid-in capital	294,406,395	265,647,268
Treasury stock	(27,014,697)	(25,419,808)
Accumulated other comprehensive income (loss)	(1,701,111)	520,010
Retained earnings	174,880,748	95,123,951
Total shareholders' equity of Yalla Group Limited	440,587,164	335,886,378
Non-controlling interests	(722,690)	(6,318)
Total equity	439,864,474	335,880,060
Total liabilities and equity	506,338,256	380,808,057
Class A Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	13,356	12,484
Class B Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	$ 2,473	$ 2,473